Revenue (Details) - Summary Of The Groups' Revenue From Contracts With Customers - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue (Details) - Summary Of The Groups' Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 20,255	$ 40,118
Product revenue [Member]
Revenue (Details) - Summary Of The Groups' Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,715	3,932
License revenue [Member]
Revenue (Details) - Summary Of The Groups' Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	7,635	424
Research and development and other service revenue [Member]
Revenue (Details) - Summary Of The Groups' Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ (10,095)	$ 35,762